CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2025 ₪ / shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses current | $		$ 13,942		$ 13,796
Ordinary shares, par value | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, shares authorized		240,000,000		240,000,000
Ordinary shares, shares issued		93,371,492		91,874,448
Ordinary shares, shares outstanding		89,889,969		88,392,925
Treasury stock, ordinary shares		3,481,523		3,481,523